Fair Value Measurements - Additional Information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of assets or liabilities measured at fair value			$ 0
Change in fair value of derivative warrant liabilities	$ 1,961,250	$ 2,484,250
Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Alternative Investment, Measurement Input	0	0